DEPRECIATION, AMORTIZATION AND IMPAIRMENT	12 Months Ended
Dec. 31, 2017
Depreciation Amortization And Impairment
DEPRECIATION, AMORTIZATION AND IMPAIRMENT

NOTE 30 DEPRECIATION, AMORTIZATION AND IMPAIRMENT

a)        Depreciation and amortization expenses as of December 31, 2017, 2016 and 2015 were as follows:

		2017	2016	2015
	Notes	MCh$	MCh$	MCh$
Depreciation and amortization
Depreciation of property,plant and equipment	13	(19,370)	(13,834)	(4,404)
Amortization of intangible assets	12	(62,475)	(49,858)	(5,381)
Balances		(81,845)	(63,692)	(9,785)

b)        Impairment losses for the years ended December 31, 2017, 2016 and 2015 are detailed below:

	2017	2016	2015
	MCh$	MCh$	MCh$
Impairment of financial investments available-for-sale	—	—	—
Impairment of financial investments held-to-maturity	—	—	—
Subtotal financial assets (i)	—	—	—
Impairment of property, plant and equipment (*)	(27)	(351)	—
Impairment of goodwill and intangibles	—	—	—
Subtotal Non-financial assets (ii)	(27)	(351)	—
Total	(27)	(351)	—

(*) Impairment for technological obsolescence as a result of regulations on ATMs (Decree 222 dated October 30, 2013 from the Ministry of Internal Affairs and Public Safety of Chile), are accounted for in accordance with IAS 36 “Impairment of Assets”. See Note 13 “Property, Plant and Equipment”, letter c).

At each reporting date, Banco Itaú Corpbanca evaluate whether there is any indication of impairment of any asset. Should any such indication exist, or when impairment testing is required, the entity will estimate the asset’s recoverable amount.

The Bank has defined two CGUs: CGU Chile(24) and CGU Colombia(25). These CGUs were defined based on their main geographic areas. Their cash flow generation and performance are analyzed separately by senior management because their contributions to the consolidated entity can be identified independently. These CGUs are consistent with the Bank’s operating segments (see Note 4).

The CGUs’ Carrying Value was as follows:

	As of December 31,
	2017	2016	2015
UGE	MCh$	MCh$	MCh$
Chile	2,563,799	2,477,726	—
Colombia	864,958	945,986	—

(24)  CGU Chile is comprised of Banco Itaú Corpbanca and its Chilean subsidiaries plus the New York branch.

(25)  CGU Colombia is comprised of Banco Itaú Corpbanca Colombia and its Colombian subsidiaries plus Helm Corredor de Seguros S.A.

1.         Goodwill impairment testing

The Goodwill generated in the reverse acquisition mentioned in Note 1, section “General Information — Itaú Corpbanca and Subsidiaries”, was allocated as follows(26):

	As of December 31,
	2017	2016	2015
Goodwill	MCh$	MCh$	MCh$
Chile	904,868	904,868	—
Colombia	221,795	240,440	—
Total	1,126,663	1,145,308	—

2.         Methodology used by the Bank

Consistent with the methodology used in the previous year, the recoverable amounts of the CGUs in Chile and Colombia have been determined based on the dividend discount model. This methodology considers the cash flows that would generate the dividends distributed to its shareholders in a perpetual forecast projection, discounted at their rate of cost of capital at the valuation date. In this way, the economic equity value can be estimated, using projections of cash flows derived from financial budgets and other assumptions approved by the management.

In its process to test the impairment of goodwill, management considered several information sources, including the following:

•             The existing historical information for both post-merger banks and, if relevant, also pre-merger. The historical information was reconciled considering those events judged as one-time and non-recurring.

•             The budgets approved by management.

•             Information from external sources, such as reports from analysts, supervisors, Central Banks and press releases.

•             Observable market information, such as rate curves, inflation and growth projections.

•             The competitive strategy defined for both banks.

•             The projected financing structure and its impact on the capital requirements and internal policy of the Bank.

3.         Key assumptions used in calculating the recoverable amount

The key assumptions used in the calculation of the recoverable amount, defined as those to which the calculation is most sensitive, are presented below:

		31/12/2017		31/12/2016
Key assumptions		Chile	Colombia	Chile	Colombia
Growth rates Perpetuity	(%)	5.2	6.5	4.0	5.6
Projected inflation rates	(%)	2.8 - 3.0	3.0 - 3.4	2.4 - 3.0	3.0 - 4.0
Discount rate	(%)	10.5	11.5	12.0	12.4
Loans growth rate	(%)	8.4 - 9.9	6.2 - 13.4	8.4 - 9.9	6.2 - 13.4
Solvency index limit	(%)	10 - 12	9 - 10.8	10 - 12	9 - 10.8

(26)  The goodwill arising from the acquisition of a business abroad (Colombia case) is expressed in the functional currency of the aforementioned business (Colombian Peso), converting to the closing exchange rate (COP of CLP for accounting registration purposes in Chile) in accordance with IAS 21. See Note 12.

a.         Period of projection and perpetuity

The cash projections were prepared for a period of six years, from 2018 to 2023 (seven years from 2016). After this period, the present value of the cash flows of the year 2023 was projected in perpetuity using growth rates of the gross domestic product aligned with those rates expected for the markets in which the described CGUs operate.

The definition of projecting six years (seven years from 2016) is consistent with the time necessary to deploy the corporate integration plan, the objective of which is to better capture opportunities for creating value for the Bank. In this way, the strategy being implemented implies, in addition to changes in managerial staff and models of operation of both banks, the change toward a new product mix, customer segmentation and medium to long term objectives.

This transformation results in implied additional costs with the expectation of capturing synergies beginning in 2018.

Considering the above, management decided to project the results over a period of six years (seven years from 2016), to achieve and accurate representation of the Bank before calculating the perpetuity flows.

b.         Loans and deposits

Loans were projected considering an increase of around 9.26% annually for Chile and 10.31% for Colombia. Expected changes in the product mix was modeled for both countries. The deposit portfolio was projected in relation to the reciprocity established as a goal.

Both concepts were modeled in line with the expectations of market growth and target market share. For the particular case of the Colombian market, the growth of the recovery portfolio was modeled in a way that considers the recovery of the market share that the Bank had before the merger will occur until 2023.

c.          Income

Interest income and commissions were projected in a consistent way with loans, modeling the interest rates and commissions projected for each portfolio and type of product. In addition, other important macroeconomic issues were considered, such as inflation and basic interest rate.

d.         Costs of funding

The cost projections are mainly determined based on demand deposits, term deposits and balances, considering an annual average ratio of 5.0% for Chile and 3.5% for Colombia.

e.          Discount rate

The discount rate of the cost of capital (“Ke”) in local currency, was used to discount the cash flows of each CGU. This calculation considers a premium for the risk of the country for each CGU.

f.           Perpetuity rate

The perpetuity growth rates are aligned with the growth of the economy in both jurisdictions. Consequently, these were built considering local inflation and GDP growth projections.

g.         Dividend payment

Dividend payments were used to maximize the cash flows to shareholders with the restriction that solvency ratio (technical capital to risk-weighted assets) did not exceed the limits required by the regulatory bodies, plus an additional 20%. In this way, a dividend of 30% was considered for the first six years and 50% in perpetuity.

4. Results of assessment

As a consequence of the impairment assessment process described above, management concluded that the amount recoverable from the CGUs exceed their carrying value (“CV”) according to the following:

		31/12/2017		31/12/2016		31/12/2016
		Chile	Colombia	Chile	Colombia	Chile	Colombia
Recoverable Amount / Carrying Value	(%)	118.30	102.00	127.70	109.5	—	—

Consequently, management has not identified an impairment impact that has to be recognized in the financial statements.

5. Sensitivity to changes in the key assumptions used

Estimates and judgments included in the calculations of recoverable amounts are based on historical experience and other factors, including the expectations of management regarding future events that are considered reasonable under current circumstances. Due to the inherent uncertainty associated with considering these estimates, actual results could differ from those estimates. Future events and changing market conditions may impact the Bank’s assumptions as to future interest and commissions’ revenue, net interest margin growth rates or discount rates that may result in changes in the estimates of the Bank’s future cash flows.

The following factors, among others, could significantly impact the impairment analysis and may result in future goodwill impairment charges that, if incurred, could have a material adverse effect on the Company’s financial condition and results of operations:

·              The macroeconomic factors in both, the Chilean and Colombian markets, may not recover and evolve from 2018 onwards in line with current expectations.

·              The operational integration of the Banks in Chile is not completed by 2019.

·              The operational integration, introduction of the Itaú brand and client segmentation in the Colombian market may not have the expected impact. Additionally, the Bank may not achieve the change in the product mix as stated in its formal budgets and plans. As a result, the Colombian CGU may not be able to achieve breakeven result during 2018 and a business recovery from 2019 onwards.

·              The recovery of the Bank´s pre-merger market share in Colombia expected to occur by 2023, depends on the achievement of the projection of an annual composed average growth rate for the loans portfolio, during the first years.

Management has performed a sensitivity analysis of the discount rates and growth in perpetuity of the CGU Colombia, separately, which would cause recoverable amount (“RA”) of the CGU Colombia to equal its CV:

		31/12/2017	31/12/2016	31/12/2015
Discount rates	(%)	11.6	13.1	—
Perpetuity growth rate	(%)	6.4	4.3	—

In addition, management performed a sensitivity analysis for the discount and growth rates of 60 basis points for the perpetuity of the Colombian CGU, separately considering in both cases, as follows:

		31/12/2017	31/12/2016	31/12/2015
Discount rates	(%)	11.5	12,4	—
Range	(%)	10.9 - 12.1	11.8 - 13.0	—
Range (RA/CV)	(%)	91.8 - 115.0	99.8 - 121.2	—
Perpetuity growth rate	(%)	6.5	5,6	—
Range	(%)	5.9 - 7.1	5.0 - 6.2	—
Range (RA/CV)	(%)	91.5 - 115.4	103.8 - 116.3	—

Management has considered and analyzed any possible reasonable changes for key assumptions and has not identified other situations in which the CV would exceed the RA.

6. Reconciliation of before and after taxes

The Bank has used the Ke as the rate of discount in its calculation of recoverable amount, which is observable after taxes. The following table shows the effect of considering the cash flows and the discount rate before taxes.

		31/12/2017		31/12/2016		31/12/2015
		Chile	Colombia	Chile	Colombia	Chile	Colombia
Discount rates	(%)	12.78	17.93	17.77	20.85	—	—
Recoverable amount/Carrying value	(%)	150.5	118.06	133.42	116.43	—	—